Schedule of Convertible Promissory Note Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Age X Serina Note [Member]
Short-Term Debt [Line Items]
Balance as of December 31, 2023	$ 2,983,400
Convertible debt issuance		10,000,000	10,000,000
Inception adjustment		(2,240,000)	(2,240,000)
Change in fair value	7,017,000	(254,000)	(4,776,600)
Notes converted to Series A-5 pref. stock
Notes converted to warrants
Balance as of March 31, 2024		7,506,000	2,983,400
Notes converted into common stock	(10,000,000)
Serina Convertible Notes [Member]
Short-Term Debt [Line Items]
Balance as of December 31, 2023		1,617,000	1,617,000
Convertible debt issuance		100,000	100,000	1,350,000
Inception adjustment				179,000
Change in fair value		(40,000)	(579,061)	88,000
Notes converted to Series A-5 pref. stock			(962,584)
Notes converted to warrants			(175,355)
Balance as of March 31, 2024		$ 1,677,000		$ 1,617,000
Notes converted into common stock